UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2008

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 13, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		132,359
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP 	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI SINGAPORE	CU	464286673	112	15860	SH		Sole				15860
ISHARES MSCI TAIWAN INDX	CU	464286731	88	11575	SH		Sole				11575
ISHARES MSCI HK IDX FD	CU	464286871	119	11435	SH		Sole				11435
ISHARES DJ SELECT DIV FD	CU	464287168	946	22917	SH		Sole				22917
ISHARES TRUST S&P 500	CU	464287200	3793	42005	SH		Sole				42005
ISHARES MSCI EMRG MKT FD	CU	464287234	621	24873	SH		Sole				24873
ISHARES TR MSCI EAFE FD	CU	464287465	4800	106994	SH		Sole				106994
ISHARES TR COHEN & STEER	CU	464287564	2350	53186	SH		Sole				53186
ISHARES RUSSELL 1000 VAL	CU	464287598	2015	40688	SH		Sole				40688
ISHARES TR RUSSELL 1000	CU	464287622	18765	383984	SH		Sole				383984
ISHARES TR RUSSELL 2000	CU	464287655	6503	132071	SH		Sole				132071
VANGUARD EUROPE PAC ETF	CU	921943858	23851	868255	SH		Sole				868255
VANGUARD EMERGING MARKET	CU	922042858	3283	139294	SH		Sole				139294
VANGUARD REIT	CU	922908553	3239	88870	SH		Sole				88870
VANGUARD MID CAP	CU	922908629	5058	117047	SH		Sole				117047
VANGUARD SMALL CAP	CU	922908751	746	17560	SH		Sole				17560
BARCLAYS BANK IPATH ETN	CU	06738C778	3212	91287	SH		Sole				91287
POWERSHS QQQ TRUST SER 1	CU	73935A104	2060	69264	SH		Sole				69264
S P D R TRUST UNIT SR 1	CU	78462F103	43678	484024	SH		Sole				484024
SPDR DJ WILSHIRE INTL	CU	78463X863	404	14916	SH		Sole				14916
SPDR S&P INTERNATIONAL	CU	78463X871	2536	136218	SH		Sole				136218
SPDR DJ WILSHIRE REIT	CU	78464A607	203	5015	SH		Sole				5015
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	3976	45432	SH		Sole				45432